Significant judgments, estimates and assumptions - Consolidation of Structured Entities (Details)	12 Months Ended
Dec. 31, 2021
FIDC AR III | Subordinated quotas – held by the Group
Disclosure of accounting judgements and estimates [line items]
Group's equity interest	10.00%
FIDC AR III | Senior and/or mezzanine quotas – held by third parties
Disclosure of accounting judgements and estimates [line items]
Group's equity interest	90.00%
FIDC TAPSO | Subordinated quotas – held by the Group
Disclosure of accounting judgements and estimates [line items]
Group's equity interest	99.00%
FIDC TAPSO | Senior and/or mezzanine quotas – held by third parties
Disclosure of accounting judgements and estimates [line items]
Group's equity interest	1.00%
FIDC TAPSO II | Subordinated quotas – held by the Group
Disclosure of accounting judgements and estimates [line items]
Group's equity interest	100.00%
FIDC SOMA | Subordinated quotas – held by the Group
Disclosure of accounting judgements and estimates [line items]
Group's equity interest	100.00%
FIDC SOMA III | Subordinated quotas – held by the Group
Disclosure of accounting judgements and estimates [line items]
Group's equity interest	100.00%
FIC FIM STONECO | Single class of quotas
Disclosure of accounting judgements and estimates [line items]
Group's equity interest	100.00%
Retail Renda Fixa | Single class of quotas
Disclosure of accounting judgements and estimates [line items]
Group's equity interest	100.00%